Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 830,224	$ 928,389
Prepaid expenses	225,000	251,800
Total Current Assets	1,055,224	1,180,189
Prepaid expenses	167,267	213,168
Investments held in Trust Account	78,452,760	75,750,000
Total Assets	79,673,282	77,143,357
Current Liabilities:
Accrued expenses	828,460	200,247
Derivative liability		76,588
Total Current Liabilities	828,460	276,835
Business combination fee payable	3,375,000	3,375,000
Total Liabilities	4,203,460	3,651,835
Class A common stock subject to possible redemption	78,448,306	75,750,000
Stockholders’ Deficit:
Preferred stock value
Additional paid-in capital	22
Accumulated deficit	(2,978,754)	(2,258,726)
Total Stockholders’ Deficit	(2,978,484)	(2,258,478)
Total Liabilities and Stockholders’ Deficit	79,673,282	77,143,357
Class A Common Stock
Stockholders’ Deficit:
Common stock value	32	32
Class A Common Stock | Previously Reported
Stockholders’ Deficit:
Common stock value		32
Class B Common Stock
Stockholders’ Deficit:
Common stock value	$ 194	$ 216	[1]

[1]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).